Deposits - Summary of Non-current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non current assets [line items]
Other noncurrent assets	$ 186,573	$ 4,515,581
Leasehold deposits
Disclosure of other non current assets [line items]
Other noncurrent assets	186,573	207,825
Other deposits
Disclosure of other non current assets [line items]
Other noncurrent assets	$ 0	$ 4,307,756